Determination of right-of-use assets on transition (Detail) $ in Millions	Jan. 01, 2019 USD ($)
Disclosure Of Quantitative Information About Right of use Assets [Line Items]
Recognition of gross RoU assets upon adoption of IFRS16 (IFRS 16 transition adjustment)	$ 3,937
Offset by liabilities recognized as of 31 December 2018	(515)
of which: Other non-financial liabilities (lease incentives)	(204)
of which: Other financial liabilities at amortized cost (rent accruals)	(180)
of which: Provisions (onerous lease provisions)	(131)
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019	3,422	[1]
Reclassification of assets recognized as of 31 December 2018 as an addition to RoU assets	38
of which: Other financial assets measured at amortized cost (finance lease assets recognized under IAS 17 as of 31 December 2018)	19
of which: Other non-financial assets (prepaid rent)	19
Reclassification of finance lease receivables from subleases to Other financial assets measured at amortized cost resulting in a reduction of right-of-use assets	(176)
Total right-of-use assets as of 1 January 2019 presented within Property, equipment and software	3,284
Increase in total liabilities due to adoption of IFRS 16	$ 3,422

[1]	Total liabilities increased by the same amount upon adoption of IFRS 16.